BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 22: -	BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS

a.
As reported by the shareholders, and based on publicly available information, the Company believes that as of December 31, 2021, ARK Investment Management LLC holds approximately 6.01% of the Company's ordinary shares and Corteva (through its subsidiary Pioneer Hi-Bred International, Inc.) holds 27.28% of the Company's subsidiary shares )Lavie Bio Ltd.’s(. In addition, Corteva is a major customer (see Note 21c, customer A).

b.	Balances:

Balance at December 31, 2021:

	Executive officers	Certain shareholders

Receivables	$-	$603

Other payables	$491	$-

Balance at December 31, 2020:

	Executive officers	Certain shareholder

Receivables	$-	$1,078

Pre-funded warrants	$-	$4,144

Other payables	$739	$49

Other advances (see Note 23a.)	-	$9

Balance at December 31, 2019:

	Executive officers	Certain shareholder

Receivables	$-	$539

Other payables	$477	$-

c.	Benefits to directors:
	Year ended December 31,
	2021	2020	2019

Compensation to directors not employed by the Company or on its behalf	$279	$268	$254

Number of directors that received the above compensation by the Company	6	6	6

d.	Salary and Benefits to Executive officers:

	Year ended December 31,
	2021	2020	2019

Salary and related benefits	$2,429	$2,385	$1,960
Share-based compensation	731	1,789	1,070

	$3,160	$4,174	$3,030

Number of people that received salary and benefits	11	11	8

e.	Transactions:

For the year ended December 31, 2021:

	Executive officers	Certain shareholders

Revenues	$-	$329
Research and development expenses (participation)	541	(1,892)
Business development expenses	1,210	-
General and administrative expenses	1,409	-
Financing expenses	$-	$212

For the year ended December 31, 2020:

	Executive officers	Certain shareholder

Revenues	$-	$500
Cost of revenues	-	17
Research and development expenses (participation)	978	(1,723)
Business development expenses	1,756	-
General and administrative expenses	1,440	-
Financing expenses	$-	$1,944

For the year ended December 31, 2019:

	Executive officers	Certain shareholders

Revenues	$-	$250
Research and development expenses (participation)	669	(1,280)
Business development expenses	1,250	-
General and administrative expenses	$1,111	$-